Income Taxes - Schedule of Deferred Tax Balances (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred tax assets:
Bad debt provision	¥ 9,669,250		¥ 97,964,013
Net operating losses carried forward	58,992,199		57,180,296
Valuation allowance	(68,170,911)		(154,653,771)
Deferred tax assets, net	¥ 490,538	$ 68,476	¥ 490,538